GMO Multi-Asset Credit Fund Investment Strategy - GMO Multi-Asset Credit Fund	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	GMO seeks to achieve the Fund’s investment objective by investing the Fund’s assets in the sectors within the fixed income market that GMO believes offer the most attractive risk-adjusted returns. GMO utilizes an investment process that incorporates a top-down and bottom-up research-driven framework that relies on both fundamental and quantitative techniques designed to take advantage of relative value opportunities within the fixed income markets. The Fund is a fund of funds and invests primarily in other funds managed by GMO whether now existing or created in the future (“underlying GMO Funds”), including GMO MAC Implementation Fund, GMO Emerging Country Debt Fund, GMO Emerging Markets Debt Total Return Fund, GMO High Yield Fund, GMO Opportunistic Income Fund, GMO Systematic Investment Grade Credit ETF and GMO Ultra-Short Income ETF. In deciding how to allocate Fund assets across fixed income sectors, GMO uses various techniques to evaluate the relative attractiveness of particular markets utilizing a variety of inputs. GMO uses its quantitative forecasts of fixed income asset class returns as well as its proprietary risk modeling for corporate defaults, credit risk and interest rates as part of its top-down investment process. GMO also may consider the relative attractiveness of yield curve and duration positions across sectors of the fixed income market. In addition, GMO seeks to identify opportunities arising from unusual market conditions (such as markets with heightened volatility, significant market declines, or widespread asset price dislocations) not otherwise identified by its quantitative models and uses various portfolio construction techniques to manage risk. The models and techniques used by GMO take into account value criteria, quality factors (including ESG (environmental, social, and governance) criteria in some cases), momentum, and liquidity. The Fund may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The Fund may invest in bonds of any maturity, duration, and credit quality. GMO changes the Fund’s holdings of particular asset classes in response to changes in GMO’s investment outlook and its assessment of market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors GMO considers and investment methods GMO uses can change over time. In pursuing its investment program, the Fund may invest in bonds denominated in various currencies, including non-U.S. and U.S. government bonds, agency bonds, leveraged loans and corporate bonds, asset-backed securities, emerging country sovereign and quasi-sovereign debt securities, investment grade bonds, below investment grade bonds (commonly referred to as “high yield” or “junk bonds,”), and inflation-indexed bonds. The Fund also may invest in exchange-traded funds (ETFs) and exchange-traded and over-the-counter (OTC) derivatives, including futures contracts, currency options, forward currency contracts, repurchase agreements and reverse repurchase agreements, swap contracts (such as credit default swaps, swaps on securities and securities indices, total return swaps, interest rate swaps, currency swaps, cross currency basis swaps, commodity swaps, inflation swaps, municipal swaps, and other types of swaps), interest rate options, and other types of derivatives. In addition, the Fund may lend its portfolio securities. The Fund is not limited in its use of derivatives or in the total notional value of its derivative exposure. Leverage is not a principal component of the Fund’s investment strategy. However, because of its derivative positions, the Fund may at times have gross investment exposure in excess of its net assets (i.e., the Fund may be leveraged) and, therefore, may be subject to higher risk of loss during those times than if the Fund were not leveraged. The Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices. GMO does not seek to maintain a specified interest rate duration for the Fund, and the Fund’s interest rate duration will change depending on the Fund’s investments and GMO’s assessment of different sectors of the bond market. The Fund’s interest rate duration may be positive or negative. The Fund may invest in securities of companies of any market capitalization. Under normal circumstances, the Fund invests directly or indirectly (e.g., through underlying GMO Funds) at least 80% of its assets in credit-related investments (see “Name Policies”). The term “credit-related investments” includes (i) obligations of an issuer to make payments on future dates of principal, interest (whether fixed or variable) or both and (ii) synthetic debt instruments created by GMO by investing in derivatives (e.g., a futures contract, swap contract, currency forward, or option).In seeking to achieve the Fund’s investment objective, GMO may invest a significant portion of the Fund’s net assets in cash and cash equivalents. The Fund may also invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.